Employee Benefit Plans	3 Months Ended
Jun. 30, 2024
Revelyst Business
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee Benefit Plans	Employee Benefit Plans
Defined Benefit Plan
Certain of our employees participate in a defined benefit plan sponsored by Vista Outdoor (the “Plan”), which include participants of other Vista Outdoor operations that are accounted for by Vista Outdoor in accordance with accounting guidance for defined benefit pension plans. Accordingly, net periodic pension expense for our employees is allocated to us based upon the number of our participants in the Plan and reported in the combined statements of comprehensive income (loss). We do not record an asset or liability to recognize the funded or unfunded status of the Plan. Net periodic pension expense for these employees is recorded within cost of sales and selling, general and administrative expenses in the combined statements of comprehensive income (loss). During the fiscal years ended March 31, 2024, 2023, and 2022, pension cost allocated to us was immaterial in all periods.
Vista Outdoor’s net periodic pension expense and obligations are developed from actuarial valuations. Inherent in these valuations are key assumptions, including discount rates and long-term return on plan assets, retirement rates, mortality rates and other factors. Vista Outdoor’s selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation, as well as independent studies of trends performed by actuaries. However, actual results may differ substantially from the estimates that were based on the critical assumptions. Actual results that differ from Vista Outdoor’s assumptions are accumulated and amortized over future periods and, therefore, generally affect Vista Outdoor’s recognized expense in such future periods. While Vista Outdoor management believes that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect Vista Outdoor’s net periodic pension expense and obligations. Furthermore, the assumptions used by Vista Outdoor may not be indicative of assumptions which we would have made on a standalone basis.
Share-Based Compensation
Total share-based compensation cost and the associated income tax benefits recognized in the combined statements of comprehensive income (loss) were as follows:
Of the total share-based compensation cost recognized in the fiscal years ended March 31, 2024, 2023, and 2022, $4,243, $4,174, and $3,907, respectively, related directly to our employees, and $949, $9,107 and $8,730, respectively, related to allocations of Vista Outdoor’s corporate and shared employee share-based compensation expenses.
At March 31, 2024, there are no share-based compensation arrangements for our employees that have not been recognized. This amount will be recognized in expense over a weighted-average period of 0 years.
Employee Benefit Plans
Defined Benefit Plan
Certain of our employees participate in a defined benefit plan sponsored by Vista Outdoor (the “Plan”), which include participants of other Vista Outdoor operations that are accounted for by Vista Outdoor in accordance with accounting guidance for defined benefit pension plans. Accordingly, net periodic pension expense for our employees is allocated to us based upon the number of our participants in the Plan and reported in the condensed combined statements of comprehensive loss. We do not record an asset or liability to recognize the funded or unfunded status of the Plan. Net periodic pension expense for these employees is recorded within cost of sales and selling, general and administrative expenses in the condensed combined statements of comprehensive loss. During the three months ended June 30, 2024 and June 25, 2023, pension cost allocated to us was immaterial in all periods.
Vista Outdoor’s net periodic pension expense and obligations are developed from actuarial valuations. Inherent in these valuations are key assumptions, including discount rates and long-term return on plan assets, retirement rates, mortality rates and other factors. Vista Outdoor’s selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation, as well as independent studies of trends performed by actuaries. However, actual results may differ substantially from the estimates that were based on the critical assumptions. Actual results that differ from Vista Outdoor’s assumptions are accumulated and amortized over future periods and, therefore, generally affect Vista Outdoor’s recognized expense in such future periods. While Vista Outdoor management believes that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect Vista Outdoor’s net periodic pension expense and obligations. Furthermore, the assumptions used by Vista Outdoor may not be indicative of assumptions which we would have made on a standalone basis.
Share-Based Compensation
Total share-based compensation cost and the associated income tax benefits recognized in the condensed combined statements of comprehensive loss were as follows:
Of the total share-based compensation cost recognized in the three months ended June 30, 2024 and June 25, 2023, $770 and $662 respectively, related directly to our employees, and $1,042 and $1,061, respectively, related to allocations of Vista Outdoor’s corporate and shared employee share-based compensation expenses.
As of June 30, 2024, there are no share-based compensation arrangements for our employees that have not been recognized. This amount will be recognized in expense over a weighted-average period of 0 years.